Other Income, Net - Summary of Other Income, Net (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Interest income	$ 19,416	$ 1,611,128	$ 8,314	$ 26,120
COVID-19 Government stimulus				97,712
Grant funding	260,536	1,161,992	982,767	595,070
Fair value gain on borrowings			219,557
Research and development tax incentive		689,089
Other	35,154	147,691	385,482	12,345
Other Income	$ 315,106	$ 3,609,900	$ 1,596,120	$ 731,247